Jun. 22, 2017
American Century Capital Portfolios Prospectus | AC ALTERNATIVES LONG SHORT FUND

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives® Long Short Fund
Supplement dated June 23, 2017 ■ Prospectus dated April 10, 2017

Effective June 22, 2017, Passport Capital, LLC ("Passport") will no longer serve as an underlying subadvisor for the fund. All references to Passport in the prospectus are deleted.

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay, Event Driven, and Trading Strategies	PWP

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 10 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay, Event Driven, and Trading Strategies	PWP